Revenue Recognition Remaining Performance Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Remaining Performance Obligations [Abstract]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Table Text Block]
Remaining performance obligations ("RPO") are the aggregate amount of total contract transaction price that is unsatisfied or partially unsatisfied. As of December 31, 2018, our total RPO is approximately $115.5 billion. Of this total, we expect approximately 46% will be recognized as sales over the following 24 months.